Taxation - Summary of Tax Effects of Components of Other Comprehensive Income (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Before tax
Equity instruments at fair value through other comprehensive income	€ (38)		€ 31
Cash flow hedges	(10)		(121)
Remeasurement of defined benefit pension plans	(745)		(537)		€ 2,405
Currency retranslation gains/(losses)	(1,460)		547
Other comprehensive income	(2,253)		(80)
Tax (charge)/credit
Equity instruments at fair value through other comprehensive income	10		5
Cash flow hedges	(17)		30
Remeasurement of defined benefit pension plans	235		64
Currency retranslation gains/(losses)	(1)		67
Other comprehensive income	227		166
After tax
Equity instruments at fair value through other comprehensive income	(28)		36		166
Cash flow hedges	(27)		(91)		279
Remeasurement of defined benefit pension plans	(510)		(473)		1,734
Currency retranslation gains/(losses)	(1,461)	[1]	614	[2]	€ 1,177
Other comprehensive income	€ (2,026)		€ 86

[1]	Includes a hyperinflation adjustment of €308 million in relation to Argentina and Turkey.
[2]	Includes a hyperinflation adjustment of €514 million in relation to Argentina and Turkey.